RETENTION RECEIVABLES, NET	12 Months Ended
Dec. 31, 2022
Retention Receivables Net
RETENTION RECEIVABLES, NET

NOTE 5 – RETENTION RECEIVABLES, NET

Retention receivables consist of the following:

	December 31,
	2022	2021

Retention receivables – current	$2,237	$67,549
Less: allowance for expected credit loss	(21)	-
	$2,216	$67,549

Retention receivables – non-current	$221,658	$150,589
Less: allowance for expected credit loss	(2,059)	-
	$219,599	$150,589

The movement of allowances for expected credit loss is as follow:

	December 31,
	2022	2021

Balance at beginning of the year	$-	$(2,500)
(Provision) Reversal of provision	(2,071)	2,492
Exchange adjustment	(9)	8
Ending balance	$(2,080)	$-